SHARE-BASED AWARDS (Tables)	12 Months Ended
Dec. 31, 2017
Schedule of Assumptions Used
February 18, 2014
Risk-free interest rate	2.33%
Dividend yield	5%
Exercise multiple	2.5
Expected volatility range	39.03%

Schedule of Stock Options
Share Options Granted to Employees	Number of Shares	Weighted- Average Exercise Price		Weighted Average Grant-date Fair Value		Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding, January 1, 2017	7,459,046	US$	2.98	US$	0.72	5.74	—
Granted	—		—		—	—	—
Exercised	—		—		—	—	—
Forfeited	(4,241,959)	US$	1.37	US$	0.65	0.13	—
Outstanding, December 31, 2017	3,217,087	US$	5.11	US$	0.81	13.13	—
Expected to vest, December 31, 2017	3,217,087	US$	5.11	US$	0.81	13.13	—
Exercisable at December 31, 2017	2,991,291	US$	5.11	US$	0.81	13.13	—

Schedule of Share-Based Compensation Expense
	For the Years ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
General and administrative expenses	7,304	7,573	10,099	1,552
Selling expenses	780	827	1,542	237
	8,084	8,400	11,641	1,789

Restricted shares [Member]
Summary of Restricted Shares
	Numbers of shares	Weighted average grant date fair value
	RMB	US$
Outstanding, January 1, 2017	1,271,085	—
Granted	4,818,150	1.48
Vested	—	—
Forfeited	(47,388)	1.93
Outstanding, December 31, 2017	6,041,847	1.17
Expected to vest, December 31, 2017	6,041,847	1.17